Commitments and Guarantees	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Guarantees
Commitments and Guarantees
The following table presents the aggregate gross contractual amounts of our off-balance sheet commitments and off-balance sheet guarantees as of the dates indicated.

(In millions)	December 31, 2018	December 31, 2017
Commitments:
Unfunded credit facilities	$28,951	$26,488

Guarantees(1):
Indemnified securities financing	$342,337	$381,817
Standby letters of credit	2,985	3,158

(1) The potential losses associated with these guarantees equal the gross contractual amounts and do not consider the value of any collateral or reflect any participations to independent third parties.
Unfunded Credit Facilities
Unfunded credit facilities consist of liquidity facilities for our fund and municipal lending clients and undrawn lines of credit related to senior secured bank loans.
As of December 31, 2018, approximately 73% of our unfunded commitments to extend credit expire within one year. Since many of these commitments are expected to expire or renew without being drawn upon, the gross contractual amounts do not necessarily represent our future cash requirements.
Indemnified Securities Financing
On behalf of our clients, we lend their securities, as agent, to brokers and other institutions. In most circumstances, we indemnify our clients for the fair market value of those securities against a failure of the borrower to return such securities. We require the borrowers to maintain collateral in an amount in excess of 100% of the fair market value of the securities borrowed. Securities on loan and the collateral are revalued daily to determine if additional collateral is necessary or if excess collateral is required to be returned to the borrower. Collateral received in connection with our securities lending services is held by us as agent and is not recorded in our consolidated statement of condition.
The cash collateral held by us as agent is invested on behalf of our clients. In certain cases, the cash collateral is invested in third-party repurchase agreements, for which we indemnify the client against the loss of the principal invested. We require the counterparty to the indemnified repurchase agreement to provide collateral in an amount in excess of 100% of the amount of the repurchase agreement. In our role as agent, the indemnified repurchase agreements and the related collateral held by us are not recorded in our consolidated statement of condition.
The following table summarizes the aggregate fair values of indemnified securities financing and related collateral, as well as collateral invested in indemnified repurchase agreements, as of the dates indicated:

(In millions)	December 31, 2018	December 31, 2017
Fair value of indemnified securities financing	$342,337	$381,817
Fair value of cash and securities held by us, as agent, as collateral for indemnified securities financing	357,893	400,828
Fair value of collateral for indemnified securities financing invested in indemnified repurchase agreements	42,610	61,270
Fair value of cash and securities held by us or our agents as collateral for investments in indemnified repurchase agreements	45,064	65,272

In certain cases, we participate in securities finance transactions as a principal. As a principal, we borrow securities from the lending client and then lend such securities to the subsequent borrower, either our client or a broker/dealer. Our right to receive and obligation to return collateral in connection with our securities lending transactions are recorded in other assets and other liabilities, respectively, in our consolidated statement of condition. As of December 31, 2018 and December 31, 2017, we had approximately $19.58 billion and $19.40 billion, respectively, of collateral provided and approximately $11.52 billion and $3.85 billion, respectively, of collateral received from clients in connection with our participation in principal securities finance transactions.
Stable Value Protection
Stable value funds wrapped by us are high-quality diversified portfolios of short-intermediate duration fixed-income investments. Stable value contracts are derivative contracts that also qualify as guarantees. The notional amount under non-hedging derivatives, provided in Note 10, generally represents our maximum exposure under these derivatives contracts. However, exposure to various stable value contracts is contractually limited to substantially lower amounts than the notional values, which represent the total assets of the stable value funds.
Standby Letters of Credit
Standby letters of credit provide credit enhancement to our municipal clients to support the issuance of capital markets financing.